Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 1,608,826	$ 1,386,807
Finished goods	178,810	1,552
Work in-progress	595,401	1,661,844
Less: allowance for inventories	(7,430)	(6,961)
Inventories	$ 2,375,607	$ 3,043,242